Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2014	2013	2012
Current income tax expense:
Puerto Rico	$7,814	$27,118	$108,090
Federal and States	6,953	10,309	998
Subtotal	14,767	37,427	109,088
Deferred income tax expense (benefit):
Puerto Rico	12,569	(90,796)	(138,632)
Federal and States	2,861	(491)	3,141
Valuation allowance-Initial recognition	8,034	-	-
Adjustment for enacted changes in income tax laws	20,048	(197,467)	-
Subtotal	43,512	(288,754)	(135,491)
Total income tax expense (benefit)	$58,279	$(251,327)	$(26,403)

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	December 31, 2014	December 31, 2013
Deferred tax assets:
Tax credits available for carryforward	$12,056	$8,195
Net operating loss and other carryforward available	1,261,413	1,269,523
Postretirement and pension benefits	111,677	51,742
Deferred loan origination fees	7,720	7,164
Allowance for loan losses	710,666	760,956
Deferred gains	7,500	9,313
Accelerated depreciation	7,915	7,577
Intercompany deferred gains	2,988	3,235
Other temporary differences	27,755	34,443
Total gross deferred tax assets	2,149,690	2,152,148
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,804	37,938
FDIC-assisted transaction	81,335	79,381
Unrealized net gain on trading and available-for-sale securities	20,817	3,822
Other temporary differences	18,093	13,387
Total gross deferred tax liabilities	158,049	134,528
Valuation allowance	1,212,748	1,257,977
Net deferred tax asset	$778,893	$759,643

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2016	$-
2017	$3,312
2018	14,928
2019	1
2020	-
2021	76
2022	971
2023	1,248
2024	10,963
2027	51,452
2028	511,561
2029	198,224
2030	197,090
2031	139,512
2032	25,276
2033	1,757
$1,156,371

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2013	$13.4
Additions for tax positions related to 2013	1.2
Additions for tax positions taken in prior years	0.9
Reduction as a result of lapse of statute of limitations	(5.7)
Balance at December 31, 2013	$9.8
Additions for tax positions related to 2014	1.1
Reduction as a result of lapse of statute of limitations	(2.5)
Reduction for tax positions of prior years	(0.4)
Balance at December 31, 2014	$8.0

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2014		2013		2012
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$(51,570)	39%	$135,720	39%	$65,662	30%
Benefit of net tax exempt interest income	(55,862)	43	(36,993)	(11)	(25,540)	(12)
Effect of income subject to preferential
tax rate [1]	(21,909)	18	(137,793)	(40)	(78,132)	(36)
Deferred tax asset valuation allowance	(4,281)	3	(32,990)	(9)	166	-
Non-deductible expenses [2]	178,219	(135)	32,115	9	23,093	11
Difference in tax rates due to multiple
jurisdictions	(14,178)	10	(12,029)	(3)	(6,034)	(3)
Initial adjustment in deferred tax due to
change in tax rate	20,048	(16)	(197,467)	(57)	-	-
Recognition of tax benefits from previous
Unrecognized tax benefits	(3,601)	3	(7,727)	(2)	(8,985)	(4)
Others	11,413	(9)	5,837	2	3,367	2
Income tax expense (benefit)	$58,279	(44)%	$(251,327)	(72)%	$(26,403)	(12)%

	2014		2013		2012
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$(51,570)	39%	$135,720	39%	$65,662	30%
Benefit of net tax exempt interest income	(55,862)	43	(36,993)	(11)	(25,540)	(12)
Effect of income subject to preferential
tax rate [1]	(21,909)	18	(137,793)	(40)	(78,132)	(36)
Deferred tax asset valuation allowance	(4,281)	3	(32,990)	(9)	166	-
Non-deductible expenses [2]	178,219	(135)	32,115	9	23,093	11
Difference in tax rates due to multiple
jurisdictions	(14,178)	10	(12,029)	(3)	(6,034)	(3)
Initial adjustment in deferred tax due to
change in tax rate	20,048	(16)	(197,467)	(57)	-	-
Recognition of tax benefits from previous
Unrecognized tax benefits	(3,601)	3	(7,727)	(2)	(8,985)	(4)
Others	11,413	(9)	5,837	2	3,367	2
Income tax expense (benefit)	$58,279	(44)%	$(251,327)	(72)%	$(26,403)	(12)%